Submission	Jul. 30, 2024
Submission [Line Items]
Central Index Key	0001575965
Registrant Name	Gaming and Leisure Properties, Inc.
Registration File Number	333-266814
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES